SCHEDULE OF CONDENSED BALANCE SHEETS OF PARENT COMPANY (Details) - USD ($)		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Prepayments, deposits and other receivables							$ 94,553
Total current assets		$ 8,780		43,509			366,020
Total assets		55,466,302		83,566,621			209,298,900
Current liabilities:
Total current liabilities		5,420,899		4,559,556			2,854,360
Total liabilities		11,420,863		10,559,520			8,854,324
Shareholders’ deficit:
Additional paid-in capital
Accumulated deficit		(11,412,666)		(10,516,594)			(8,488,887)
Total shareholders’ deficit attributable to Seamless Group Inc.		(11,412,083)	$ (10,875,008)	(10,516,011)	$ (9,618,070)	$ (9,121,224)	(8,488,304)		$ (4,442,224)
Total liabilities, mezzanine equity and shareholders’ deficit		55,466,302		83,566,621			209,298,900
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents				48,500,000
Short-term investments		300,023		300,000			2,000,000	[1]
Prepayments, deposits and other receivables		22,917,871		34,225,239			37,563,550	[1]
Total current assets		88,235,692		103,361,724			121,206,663	[1]
Investment in an equity security		100,000		100,000			100,000	[1]
Total assets		125,607,299		141,490,432			160,590,494	[1]
Current liabilities:
Borrowings	[2]	8,773,768		8,772,710
Accruals and other payables		40,427,598		53,988,231			58,946,385	[1]
Amounts due to related parties		90,473,384		86,488,519			83,757,317	[1]
Convertible bonds		10,000,768		10,000,000			9,192,140	[1]
Total current liabilities		164,300,980		173,862,148			172,652,016	[1]
Borrowings				2,506,974			7,879,279
Convertible bonds
Total liabilities		168,122,034		177,675,731			182,367,925	[1]
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)		58,030		58,030			58,030	[1]
Additional paid-in capital		29,172,373		29,172,373			29,172,373	[1]
Accumulated deficit		(98,896,742)		(92,075,379)			(76,768,829)	[1]
Accumulated other comprehensive loss		(44,402)		88,366			61,298	[1]
Total shareholders’ deficit attributable to Seamless Group Inc.		(69,710,741)		(62,756,610)			(47,477,128)	[1]
Total liabilities, mezzanine equity and shareholders’ deficit		$ 125,607,299		141,490,432			160,590,494	[1]
Parent Company [Member] | Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents				130,634			78,968
Short-term investments
Prepayments, deposits and other receivables				76,492			66,245
Amounts due from subsidiaries				6,155,464			6,869,413
Amounts due from related parties				123,906			90,666
Total current assets				6,486,496			7,105,292
Investments in subsidiaries				20,682,970			26,470,719
Investment in an equity security
Total assets				27,169,466			33,576,011
Current liabilities:
Borrowings				11,162,844			11,577,451
Accruals and other payables				9,621,542			5,410,027
Amounts due to subsidiaries				7,302,130			2,640,735
Amounts due to related parties				49,472,617			49,900,344
Convertible bonds				10,000,001			9,192,141
Total current liabilities				87,559,134			78,720,698
Borrowings
Convertible bonds
Total liabilities				87,559,134			78,720,698
Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)				58,030			58,030
Additional paid-in capital				29,172,373			29,172,373
Accumulated deficit				(89,542,157)			(74,235,607)
Accumulated other comprehensive loss				(77,914)			(139,483)
Total shareholders’ deficit attributable to Seamless Group Inc.				(60,389,668)			(45,144,687)
Total liabilities, mezzanine equity and shareholders’ deficit				$ 27,169,466			$ 33,576,011

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	As of June 30, 2024 and December 31, 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of June 30, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 22.6% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).